Borrowings	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Borrowings
22. Borrowings
Current borrowings consist of:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Banks and financial institutions	112,710	36,086	493
Current maturities of long-term borrowings	99,521	153,514	2,099

Current borrowings (A)	212,231	189,600	2,592

Non-current
borrowings consist of:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Banks and financial institutions	294,233	359,164	4,911
Non-convertible debentures	163,874	165,923	2,269
Redeemable preference shares	19	19	0
Non-convertible bonds	1,462	1,565	21
Others	7,177	6,465	89

Non-current borrowings	466,765	533,136	7,290
Less: Current maturities of long-term borrowings	(99,521)	(153,514)	(2,099)

Non-current borrowings, net of current maturities (B)	367,244	379,622	5,191

In the event Vedanta Resources Limited ceases to be the Company’s majority shareholder, the Group will be required to immediately repay some of its outstanding long term debt.
The Group facilities are subject to certain financial and
non-
financial covenants. The primary covenants which must be complied with include interest service coverage ratio, current ratio, debt service coverage ratio, total outside liabilities to tangible net worth, fixed assets coverage ratio, ratio of total term liabilities to tangible net worth, debt to EBITDA ratio and return on fixed assets. The Group has complied with the covenants as per the terms of the loan agreement.

Details of
Non-convertible
debentures issued by the Group have been provided below (carrying value)-

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
9.20% due February 2030	20,000	20,000	273
9.20% due December 2022	7,480	7,487	102
8.75% due June 2022	12,682	12,690	174
7.5% due March 2022	—	4,927	67
8.90% due December 2021	8,978	8,991	123
8.75% due September 2021	2,500	2,500	34
5.35% due September 2021	—	35,163	481
9.18% due July 2021	10,000	10,000	137
9.27% due July 2021	9,995	9,999	137
8.50% due June 2021	16,496	16,500	226
8.75% due April 2021	2,500	2,500	34
8.50% due April 2021	23,493	23,500	321
8.55% due April 2021	10,000	10,000	137
0% due March 2022	—	1,666	23
9.00% due November 2020	1,500	—	—
8.25% due September 2020	4,250	—	—
7.85% due August 2020	5,000	—	—
9.45% due August 2020	20,000	—	—
7.90% due July 2020	3,000	—	—
8.70% due April 2020	6,000	—	—

Total	163,874	165,923	2,269

Security Details
The Group has taken borrowings in various countries towards funding of its acquisitions, capital expenditure and working capital requirements. The borrowings comprise funding arrangements from various banks and financial institutions taken by the parent and subsidiaries.

	As at March 31,
	2020	2021	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Secured borrowings	480,476	487,027	6,659
Unsecured borrowings	98,999	82,195	1,124

Total borrowings	579,475	569,222	7,783

The details of security provided by the Group in various countries, to various banks on the assets of Parent and subsidiaries are as follows:

		As at March 31,
		2020	2021	2021
		( ₹ in million)	( ₹ in million)	(US dollars in million)
Working capital loans (grouped under banks and financial institutions)	First pari passu charge on current assets of Vedanta Limited	34	6,500	89
	Secured by second pari passu charge on fixed assets of TSPL and first pari passu charge on current assets of the company, both present and future#	2,478	490	7
	Other secured working capital loans	3,740	—	—

External commercial borrowings (grouped under banks and financial institutions)	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	3,351	2,188	30
	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA smelter project both present and future along with secured lenders at BALCO	2,762	1,686	23

Non-convertible Debentures	Secured by the whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with 1215 (9*135) MW CPP at Jharsuguda, Odisha	49,139	54,095	740
	Secured by way of charge against all existing assets of FACOR	—	1,670	23
	Secured by a first pari passu charge on the whole of the present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location	39,988	40,000	547
	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Odisha. The Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related capacity expansions	11,000	5,000	68
	Secured by way of first pari passu charge on all present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of debentures outstanding at any point of time	10,000	10,000	137
	Secured by first pari passu charge on movable and/or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD	26,497	20,000	273
	Other secured non-convertible debentures	27,250	—	—

Term Loans (grouped under banks and financial institutions)	Secured by first pari passu charge on fixed assets of TSPL and second pari passu charge on current assets of TSPL, both present and future#	31,903	51,400	702
	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha, both present and future	33,842	18,834	257

Secured by a pari passu charge by way of hypothecation of all the movable fixed assets of Vedanta Limited pertaining to its Aluminium division project consisting of (i) alumina refinery having output of 1 MTPA (Refinery) along with co-generation
captive power plant with aggregate capacity of 90 MW at Lanjigarh, Odisha (Power Plant); and (ii) aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division
		28,851	21,935	300
	Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project. Lanjigarh Refinery Expansion Project shall specifically exclude 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions	4,582	4,357	60

	Secured by a pari-passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	13,785	12,270	168

	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha and additional charge on Lanjigarh Expansion project, both present and future	11,370	10,922	149

	Secured by a pari passu charge by way of hypothecation/equitable mortgage of the movable/immovable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	29,849	28,015	383

	Secured by (i) floating charge on borrower collection account and associated permitted investments and (ii) corporate guarantee from CEHL and floating charge on collection account and current assets of CEHL	36,919	28,100	384

	Pledge of 49% of shares & other securities and rights to any claims held by THL Zinc Limited in and against BMM	4,044	2,198	30

	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	2,235	1,471	20

	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO (excluding coal block assets) by way of a deed of hypothecation	16,150	14,466	198

	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO by way of a deed of hypothecation	12,925	10,530	144
	First ranking pari passu charge by way of hypothecation/mortgage on all fixed/ immovable assets of ESL Steel Limited but excluding any current assets or pledge over any shares	33,725	31,341	429

	Secured by first pari passu charge by way of hypothecation over all the movable assets (save and except Current Assets) of Vedanta Limited, present or future, pertaining to Lanjigarh refinery expansion project beyond 1.7 MTPA to 6.0 MTPA located at Lanjigarh, Odisha including but not limited to plant and machinery, machinery spares, tools and accessories in relation to aforementioned expansion project. Among others, the Lanjigarh Refinery Expansion Project shall specifically exclude the alumina refinery upto 1.7 MTPA of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions	7,360	6,860	94

	Secured by a first pari passu charge on the identified fixed assets of the Vedanta Limited both present and future, pertaining to its Aluminium business (Jharsuguda Plant, Lanjigarh Plant), 2400 MW power plant assets at Jharsuguda, Copper Plant assets at Silvasa, Iron ore business in the states of Karnataka and Goa, dividends receivable from Hindustan Zinc Limited (“HZL”) a subsidiary of Vedanta Limited, and the debt service reserve account to be opened for the facility along with the amount lying to the credit thereof (Refer Note 37(f))	—	85,380	1,167

	Secured by first pari passu charge by the way of whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha	14,874	11,478	157

	Other secured term loans	15,414	—	—

Others	Secured by Fixed asset (rare metals) of AvanStrate	5,657	5,361	73
	First charge by way of hypothecation on the entire stocks of raw materials, semi-finished and finished goods, consumable stores and spares and such other movables including book-debts, bills whether documentary or clean, outstanding monies, receivables and all other current assets of Vedanta Limited, both present and future, ranking pari passu with other participating banks	752	480	7

Project buyer’ credit from banks (grouped under banks and financial institutions)	Other secured project buyers’ credit	—

	Total	480,476	487,027	6,659

#
As compared to previous year, TSPL has given an additional charge i.e., second pari passu charge on its current assets on all the working capital loan and second pari passu charge on its fixed assets on rupee term loans outstanding as on March 31, 2021.

Movement in borrowings during the year is provided below:

	Short term borrowings	Long term borrowings*	Total	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01, 2019	229,820	432,442	662,262
Cash flow	(118,151)	28,297	(89,854)
Other non-cash changes**	570	3,260	3,830
Foreign currency translation differences	471	2,766	3,237

As at April 01, 2020	112,710	466,765	579,475	7,923

Cash flow	(82,309)	71,300	(11,009)	(150)
Other non-cash changes**	5,768	(4,444)	1,324	18
Debt on acquisition through business combination	80	—	80	1
Foreign currency translation differences	(163)	(485)	(648)	(9)

As at March 31, 2021	36,086	533,136	569,222	7,783

*	including current maturities of long-term borrowings

**	Other non-cash changes comprises of amortisation of borrowing costs, foreign exchange difference on borrowings.